Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2023		$ 209	$ 207,076	$ (454)	$ (192,952)	$ 13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Stock-based compensation			153			153
Unrealized gain from marketable debt securities				(1)		(1)
Net loss					(1,275)	(1,275)
Exercise of pre-funded warrants		$ 40	(40)
Exercise of pre-funded warrants, shares	[1]	80,362
Balance at Mar. 31, 2024		$ 249	207,189	(455)	(194,227)	12,756
Balance, shares at Mar. 31, 2024	[1]	654,103
Balance at Dec. 31, 2023		$ 209	207,076	(454)	(192,952)	13,879
Balance, shares at Dec. 31, 2023	[1]	573,741
Net loss						(2,394)
Balance at Jun. 30, 2024		$ 263	207,305	(435)	(195,346)	11,787
Balance, shares at Jun. 30, 2024	[1]	683,194
Balance at Mar. 31, 2024		$ 249	207,189	(455)	(194,227)	12,756
Balance, shares at Mar. 31, 2024	[1]	654,103
Stock-based compensation			130			130
Unrealized gain from marketable debt securities				20		20
Net loss					(1,119)	(1,119)
Exercise of pre-funded warrants	[2]	$ 14	(14)
Exercise of pre-funded warrants, shares	[2]	29,091
Balance at Jun. 30, 2024		$ 263	207,305	(435)	(195,346)	11,787
Balance, shares at Jun. 30, 2024	[1]	683,194
Balance at Dec. 31, 2024		$ 742	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024		1,664,884
Stock-based compensation			101			101
Exercise of RSU’		$ 9	(9)
Exercise of RSU, shares		18,263
Issuance of ordinary shares in relation to SEPA	[3]	$ 12	67			79
Issuance of ordinary shares in relation to SEPA, shares	[3]	25,000
Issuance of SEPA commitment shares	[3]	$ 4	12			16
Issuance of SEPA commitment shares, shares	[3]	7,891
Issuance of ordinary shares in relation to ATM	[4]	$ 262	1,177			1,439
Issuance of ordinary shares in relation to ATM, shares	[4]	541,996
Unrealized gain from marketable debt securities				19		19
Net loss					(1,104)	(1,104)
Balance at Mar. 31, 2025		$ 1,029	217,818	(397)	(201,573)	16,877
Balance, shares at Mar. 31, 2025		2,258,034
Balance at Dec. 31, 2024		$ 742	216,470	(416)	(200,469)	16,327
Balance, shares at Dec. 31, 2024		1,664,884
Net loss						(3,599)
Balance at Jun. 30, 2025		$ 2,690	222,304	(403)	(204,068)	20,523
Balance, shares at Jun. 30, 2025		5,303,050
Balance at Mar. 31, 2025		$ 1,029	217,818	(397)	(201,573)	16,877
Balance, shares at Mar. 31, 2025		2,258,034
Stock-based compensation			100			100
Issuance of SEPA commitment shares	[3]	$ 4	8			12
Issuance of SEPA commitment shares, shares	[3]	7,891
Issuance of ordinary shares in relation to ATM	[4]	$ 1,657	4,378			6,035
Issuance of ordinary shares in relation to ATM, shares	[4]	3,037,125
Unrealized gain from marketable debt securities				(6)		(6)
Net loss					(2,495)	(2,495)
Balance at Jun. 30, 2025		$ 2,690	$ 222,304	$ (403)	$ (204,068)	$ 20,523
Balance, shares at Jun. 30, 2025		5,303,050

[1]	Retroactively adjusted (See Note 3.1)
[2]	See Note 3.2
[3]	See Note 3.3
[4]	See Note 3.4